Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Jan. 31, 2025 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares
Shares No.
Exercise of share options (in shares) | shares		17,150,514
Changes in equity
Beginning balance		$ 480,355	$ 501,838	$ 497,044
Exercise of share options		0	0
Exercise of warrants		3,885
Ending balance		$ 597,442	$ 480,355	$ 501,838
Ordinary shares
Shares No.
Beginning balance (in shares) | shares		1,141,784,114	814,204,825	650,454,551
Exercise of share options (in shares) | shares		0	0	0
Transfer to employee share trust (in shares) | shares		16,640,000	1,072,363	0
Transaction costs arising on share issue share (in shares) | shares		0	0	0
Fully-paid ordinary shares (in shares) | shares		138,183,073	327,579,289	163,750,274
Total unissues of ordinary shares during the period (in shares) | shares		0	0	0
Total contributions of equity during the period, (in shares) | shares		138,183,073	327,579,289	163,750,274
Share options reserve transferred to equity on exercise of options (in shares) | shares		0	0	0
Ending balance (in shares) | shares		1,279,967,187	1,141,784,114	814,204,825
Changes in equity
Beginning balance		$ 1,310,813	$ 1,249,123	$ 1,165,309
Exercise of share options		5,177	7	0
Transfer to employee share trust		0	0	0
Transaction costs arising on share issue		(4,314)	(3,920)	(5,327)
Total issues of ordinary values during the period		188,600	60,486	83,814
Total unissues of ordinary shares during the period		(1,000)	1,000	0
Total contributions of equity during the period		187,600	61,486	83,814
Share options reserve transferred to equity on exercise of options		10,433	204	0
Ending balance		$ 1,508,846	$ 1,310,813	$ 1,249,123
Placement agreement | Ordinary shares
Shares No.
Entitlement offer to existing eligible shareholders and institutional placement (in shares) | shares		5,039,814	326,506,926	0
Placement of shares under a share placement agreement (in shares) | shares		0	0	0
Changes in equity
Entitlement offer to existing eligible shareholders and institutional placement		$ 1,000	$ 64,399	$ 0
Placement of shares under a share placement agreement		$ (1,000)	$ 1,000	$ 0
Private placement of shares | Ordinary shares
Shares No.
Placement of shares under a share placement agreement (in shares) | shares	104,000,000	104,000,000	0	163,750,274
Share based compensation for contingent consideration (in shares) | shares		10,228,239	0	0
Placement of shares for exercise of warrants (in shares) | shares		2,275,020	0	0
Changes in equity
Placement of shares under a share placement agreement		$ 161,205	$ 0	$ 89,141
Share based compensation for contingent consideration		20,000	0	0
Exercise of warrants		$ 5,532	$ 0	$ 0